Reinhart Mid Cap PMV Fund

Schedule of Investments
February 28, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 3.0%
Interpublic Group of Companies	185,010	$6,808,368

Consumer Discretionary - 6.5%
eBay	75,040	4,096,434
Leslie's *	169,830	3,619,077
LKQ	150,430	7,062,688
		14,778,199
Consumer Staples - 5.1%
BJ's Wholesale Club Holdings *	101,500	6,381,305
Ingredion	59,700	5,297,778
		11,679,083
Energy - 3.6%
Baker Hughes, Class A	274,500	8,064,810

Financials - 20.9%
American Financial Group	35,000	4,738,650
BOK Financial	63,541	6,525,661
Citizens Financial Group	136,310	7,145,370
Loews	102,180	6,267,721
Northern Trust	29,160	3,321,324
Progressive	43,700	4,629,141
SEI Investments	80,000	4,686,400
Signature Bank	13,380	4,614,628
White Mountains Insurance Group	5,333	5,600,717
		47,529,612
Health Care - 8.4%
Dentsply Sirona	114,191	6,182,301
Encompass Health	102,687	6,779,396
Zimmer Biomet Holdings	47,400	6,028,806
		18,990,503
Industrials - 16.8%
Aerojet Rocketdyne Holdings	123,260	4,776,325
Allison Transmission Holdings	146,840	5,864,790
AMERCO	9,865	5,698,123
Carlisle Companies	15,170	3,601,358
Curtiss-Wright	36,000	5,310,720
General Dynamics	14,185	3,325,673
Snap-on	21,595	4,538,837
Stanley Black & Decker	31,000	5,043,700
		38,159,526
Information Technology - 10.9%
Cognizant Technology Solutions, Class A	70,060	6,034,268
Fidelity National Financial	90,000	4,287,600
Global Payments	45,825	6,112,138
National Instruments	114,100	4,581,115
Sensata Technologies Holding plc *	64,000	3,706,240
		24,721,361
Materials - 5.2%
FMC	63,300	7,421,925
Sealed Air	66,000	4,430,580
		11,852,505
Real Estate - 10.6%
American Campus Communities - REIT	104,000	5,596,240
Americold Realty Trust - REIT	175,220	4,681,878
Camden Property Trust - REIT	20,795	3,433,462
Ventas - REIT	101,920	5,503,680
Weyerhaeuser - REIT	122,520	4,763,578
		23,978,838
Utilities - 7.2%
Avista	101,517	4,530,704
UGI	91,250	3,507,650
Vistra	361,710	8,254,222
		16,292,576
TOTAL COMMON STOCKS
(Cost $169,444,318)		222,855,381

SHORT-TERM INVESTMENT - 1.8%
First American Treasury Obligations Fund, Class X, 0.01% ^
(Cost $4,158,253)	4,158,253	4,158,253

Total Investments - 100.0%
(Cost $176,602,571)		227,013,634
Other Assets and Liabilities, Net - 0.0%		22,795
Total Net Assets - 100.0%		$227,036,429

* Non-income producing security
^ The rate shown is the annualized seven-day effective yield as of February 28, 2021.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$222,855,381	$-	$-	$222,855,381
Short-Term Investment	4,158,253	-	-	4,158,253
Total Investments	$227,013,634	$-	$-	$227,013,634

Refer to Schedule of Investments for further information on the classification of investments.